Consolidated Statements of Net Income (Loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenue
Passenger revenue	R$ 8,670,132	R$ 6,695,340	R$ 5,786,809
Cargo and other revenue	483,225	1,094,157	883,082
Total revenue	9,153,357	7,789,497	6,669,891
Operating expenses
Aircraft fuel	(2,644,261)	(1,848,195)	(1,560,223)
Salaries, wages and benefits	(1,413,017)	(1,296,166)	(1,091,871)
Aircraft and other rent	(1,509,947)	(1,181,731)	(1,160,912)
Landing fees	(592,100)	(490,569)	(442,692)
Traffic and customer servicing	(395,394)	(357,841)	(327,289)
Sales and marketing	(368,663)	(309,540)	(276,203)
Maintenance materials and repairs	(504,477)	(568,144)	(708,739)
Depreciation and amortization	(324,902)	(299,793)	(301,201)
Other operating expenses, net (Note 24)	(875,148)	(572,497)	(456,475)
Total operating expenses	(8,627,909)	(6,924,476)	(6,325,605)
Operating income	525,448	865,021	344,286
Financial result (Note 23)
Financial income	41,393	94,805	51,067
Financial expense	(410,207)	(524,033)	(731,200)
Derivative financial instruments, net	298,094	(90,171)	10,800
Foreign currency exchange, net	(194,706)	57,871	179,668
Financial result	(265,426)	(461,528)	(489,665)
Result from related party transactions, net	342,083	194,351	163,045
Net income before income tax and social contribution	602,105	597,844	17,666
Income tax and social contribution (Note 16)	(11,224)	2,875	8,731
Deferred income tax and social contribution (Note 16)	(170,604)	(71,680)	(152,711)
Net income (loss)	R$ 420,277	R$ 529,039	R$ (126,314)
Common shares [member]
Financial result (Note 23)
Basic net income per share (Note 20)	R$ 0.02	R$ 0.02	R$ (0.01)
Diluted net income per share(Note 20)	0.02	0.02	(0.01)
Preference shares [member]
Financial result (Note 23)
Basic net income per share (Note 20)	1.24	1.68	(0.55)
Diluted net income per share(Note 20)	R$ 1.23	R$ 1.64	R$ (0.55)